September 8, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	N-30B-2 Semi-Annual Filing

PRIAC Variable Contract Account A (File No. 811-21988)

Prudential Retirement Security Annuity II (File No. 333-145632)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual report with respect to the portfolios specified below:

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001193125-10-206496
	Date of Filing:	2010-09-08

	Share Class:	N/A

AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Very Truly Yours,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel